INCOME TAX (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense:
Local	$ 17,431	$ 0	$ 0
Foreign	5,579	13,374	13,167
Deferred tax expense (benefit):
Local	(17,141)	62,748	21,550
Foreign	4,336	(10,810)	(9,215)
Income tax expense, net	$ 10,205	$ 65,312	$ 25,502